Goodwill and intangible assets - Disclosure of sensitivity of the value in use to key judgements in the calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying value	£ 17,364
Value in use	19,769
Value in use exceeding carrying value	2,405
Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying value	11,457
Value in use	13,107
Value in use exceeding carrying value	£ 1,650	£ 2,361
Discount rate	19.20%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (1,106)
100 bps decrease in terminal growth rate	(759)
50 bps increase to allocated capital rate	(352)
10% reduction in forecasted cash flows	(1,513)
Barclaycard Consumer UK
Disclosure of information for cash-generating units [line items]
Carrying value	2,212
Value in use	2,487
Value in use exceeding carrying value	£ 275	26
Discount rate	18.10%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (220)
100 bps decrease in terminal growth rate	(148)
50 bps increase to allocated capital rate	(79)
10% reduction in forecasted cash flows	(279)
Barclays US Consumer Bank
Disclosure of information for cash-generating units [line items]
Carrying value	3,695
Value in use	4,175
Value in use exceeding carrying value	£ 480	£ 1,175
Discount rate	17.00%
Terminal growth rate	2.00%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (531)
100 bps decrease in terminal growth rate	(402)
50 bps increase to allocated capital rate	(234)
10% reduction in forecasted cash flows	£ (657)
Discount rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.016
Discount rate | Barclaycard Consumer UK
Sensitivity of key judgements
Change required to reduce headroom to zero	0.013
Discount rate | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	0.009
Terminal growth rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.024)
Terminal growth rate | Barclaycard Consumer UK
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.020)
Terminal growth rate | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.012)
Allocated capital rate | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.023
Allocated capital rate | Barclaycard Consumer UK
Sensitivity of key judgements
Change required to reduce headroom to zero	0.017
Allocated capital rate | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	0.010
Cash flows | Personal Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.109)
Cash flows | Barclaycard Consumer UK
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.098)
Cash flows | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.073)